DISCLOSURE ON RELATED PARTIES TRANSACTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Consideration of the pro-rata initail purchase price				$ 5,000
Additional amounts paid to Shimon Eckhouse and other RBT shareholders				5,000
Certain milestone payments owed to Shimon Eckhouse and other RBT shareholders				$ 15,240
Percent of annual sales due to Shimon Eckhouse and other RBT shareholders				2.019%
Payment received by ManofIT	$ 118	$ 297	$ 169
Rakuto Bio Technologies Ltd. (RBT) [Member]
Schedule of Equity Method Investments [Line Items]
Percent of issued and outstanding shares owned				9.85%